Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (8,935)	$ (3,778)	$ (535)	$ (4,887)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on investment in equity securities				129
Gain on change in fair value of Cizzle option		(311)	(1,280)	1,300
Gain on change in fair value of Vela option		(77)	(970)
Loss on issuance of Vela option		998	987
Change in reserve for related party uncollectible loan		332	(240)	331
Loss on related party loan forgiveness			12
Loss on change in fair value of convertible notes payable		303	426	265
Non-cash reduction of deferred income upon exercise of option liability			(4,254)
Gain on warrant remeasurement			(81)
Unrealized foreign exchange gain	5		(39)
Issuance of warrants for lock-up	2,710
Gain on change in fair value of derivative warrant liability	(110)		81
Stock-based compensation expense	914		199
Non-cash interest expense	158	44	87
Operating lease obligations	(34)
Amortization of financed Directors and Officers insurance	863		479
Issuance of common stock for services	150
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(306)	(895)	(990)
Accounts payable	811		215
Accrued expenses and other current liabilities	(96)	986	(1,746)	601
Intangible assets			5	(5)
Net cash flows from operating activities	(3,870)	(2,398)	(7,725)	(2,266)
Cash flows from investing activities:
Issuance of loan - related party		(332)	(357)	(331)
Proceeds from issuance of option			497	148
Proceeds from loan repayment - related party			585
Purchases of property and equipment	(10)
Purchases of short term investments	(490)
Proceeds from the sale of short-term investments	276
Proceeds from the issuance of the Vela option		493
Net cash flows from investing activities	(224)	161	725	(183)
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable, carried at fair value		1,455		928
Proceeds from issuance of warrants from lock-up	113
Proceeds from issuance of convertible promissory note payable, carried at cost		776	2,286
Proceeds from Merger and related PIPE Financing, net of transaction costs			8,493
Proceeds from the issuance of notes payable				179
Capital contribution - related party			150
Proceeds from sale of equity securities				1,341
Net cash flows from financing activities	113	2,231	10,929	2,448
Net change in cash and cash equivalents before effect of exchange rate changes	(3,981)	(6)	3,929	(1)
Effect of exchange rate changes on cash and cash equivalents	(28)	6	299	1
Net change in cash	(4,009)		4,228
Cash and cash equivalents at beginning of period	4,228
Cash and cash equivalents at end of period	219		4,228
Supplemental Cash Disclosures
Cash paid for interest	80		124
Non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease liabilities	350
Purchases of PP&E in accounts payable	40
Receivables from issuance of warrants for lock-up	$ 67
Issuance of Conduit Pharmaceuticals Inc. common stock to Cizzle Biotechnology Holding PLC upon exercise of option			151
Issuance of Conduit Pharmaceuticals Inc. common stock to Vela Technologies PLC upon exercise of option			544
Exchange of Conduit Pharmaceuticals Limited convertible notes for shares of Conduit Pharmaceuticals Inc. common stock in connection with the Merger			3,685
Deferred Underwriting Costs			5,738
Prepaid expense of directors and officers insurance paid out of PIPE financings proceeds in connection with the Merger			2,253
Accumulated deficit assumed to APIC as a result of the business combination			6,124
Initial value of warrant liabilities issued in connection with PIPE Financing			223
Non-Cash Assets Assumed in the Merger Financing			91
Non-Cash Liabilities Assumed in the Merger Financing			124
Fair value of shares received and receivable related to the sale of future revenue				$ 1,471